UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Morgens Waterfall Vintiadis & Company Inc.
Address:            600 Fifth Avenue
                    New York, NY 10020

13 File Number:     28-04599

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens

Title:     Chairman

Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens              New York, New York   November 14, 2012
------------------           ---------------------   -----------------
    [Signature]                    [City/State]              [Date]

Report Type (Check only one.):

[ X ]        13F Holdings Report.

[   ]        13F Notice.

[   ]        13F Combination Report.

List of Other Managers Reporting for this Manager:  None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:      $134,428

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Included Managers:             None

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AKAMAI TECHNOLOGIES INC      COM              00971T101      957    25,000 SH       SOLE                   25,000      0    0
AMAZON COM INC               COM              023135106    1,017     4,000 SH       SOLE                    4,000      0    0
ANADARKO PETE CORP           COM              032511107    4,545    65,000 SH       SOLE                   65,000      0    0
APPLE INC                    COM              037833100    7,005    10,500 SH       SOLE                   10,500      0    0
ASML HOLDING N V             NY REG SHS       N07059186    2,469    46,000 SH       SOLE                   46,000      0    0
BIOSCRIP INC                 COM              09069N108    5,648   620,000 SH       SOLE                  620,000      0    0
CALPINE CORP                 COM NEW          131347304    2,768   160,000 SH       SOLE                  160,000      0    0
CELGENE CORP                 COM              151020104    3,644    47,700 SH       SOLE                   47,700      0    0
CINCINNATI BELL INC NEW      COM              171871106      456    80,000 SH       SOLE                   80,000      0    0
COMCAST CORP NEW             CL A             20030N101    3,932   110,000 SH       SOLE                  110,000      0    0
DUSA PHARMACEUTICALS INC     COM              266898105    9,153 1,348,000 SH       SOLE                1,348,000      0    0
EBAY INC                     COM              278642103    1,161    24,000 SH       SOLE                   24,000      0    0
ELECTRONIC ARTS INC          COM              285512109      761    60,000 SH       SOLE                   60,000      0    0
E M C CORP MASS              COM              268648102    4,636   170,000 SH       SOLE                  170,000      0    0
FACEBOOK INC                 CL A             30303M102    2,599   120,000 SH       SOLE                  120,000      0    0
FELCOR LODGING TRI NC        COM              31430F101    4,740 1,000,000 SH       SOLE                1,000,000      0    0
FOREST OIL CORP              COM PAR $0.01    346091705    3,380   400,000 SH       SOLE                  400,000      0    0
FORTINET INC                 COM              34959E109    3,377   140,000 SH       SOLE                  140,000      0    0
GENERAL MTRS CO              *W EXP 07/10/201 37045V126    1,813   219,454 SH       SOLE                  219,454      0    0
INSULET CORP                 COM              45784P101    7,395   342,700 SH       SOLE                  342,700      0    0
JPMORGAN CHASE & CO          COM              46625H100    3,238    80,000 SH       SOLE                   80,000      0    0
MAKO SURGICAL CORP           COM              560879108    1,567    90,000 SH       SOLE                   90,000      0    0
MERCK & CO INC NEW           COM              58933Y105    3,157    70,000 SH       SOLE                   70,000      0    0
METROPCS COMMUNICATIONS INC  COM              591708102    5,270   450,000 SH       SOLE                  450,000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101    6,409    80,000 SH       SOLE                   80,000      0    0
NETAPP INC                   COM              64110D104    1,480    45,000 SH       SOLE                   45,000      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    4,733    55,000 SH       SOLE                   55,000      0    0
OPTIMER PHARMACEUTICALS INC  COM              68401H104    1,624   115,000 SH       SOLE                  115,000      0    0
ORASURE TECHNOLOGIES INC     COM              68554V108    3,722   335,000 SH       SOLE                  335,000      0    0
PEREGRINE SEMICONDUCTOR CORP COM              71366R703      424    25,000 SH       SOLE                   25,000      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301    8,551   560,000 SH       SOLE                  560,000      0    0
QUALCOMM INC                 COM              747525103    4,685    75,000 SH       SOLE                   75,000      0    0
SANDISK CORP                 COM              80004C101      999    23,000 SH       SOLE                   23,000      0    0
SCHLUMBERGER LTD             COM              806857108    3,255    45,000 SH       SOLE                   45,000      0    0
SKYWORKS SOLUTIONS INC       COM              83088M102    1,649    70,000 SH       SOLE                   70,000      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    7,176 1,300,000 SH       SOLE                1,300,000      0    0
TRANSDIGM GROUP INC          COM              893641100      851     6,000 SH       SOLE                    6,000      0    0
VISA INC                     COM CLASS A      92826C839    1,074     8,000 SH       SOLE                    8,000      0    0
WELLS FARGO & CO NEW         COM              949746101    3,108    90,000 SH       SOLE                   90,000      0    0